Stock-based Compensation (Employee and Director DSUs ) (Details) - Deferred Share Unit Plans [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	680,931
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	73,185
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	2,482
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	34
Ending Balance | shares	751,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 27.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	37.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	46.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	46.58
Ending Balance | $ / shares	$ 28.44
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Balance | shares	395,798
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares	86,281
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	9,486
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares	108
Ending Balance | shares	472,485
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance | $ / shares	$ 33.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	42.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value | $ / shares	44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Exercises in Period, Weighted Average Grant Date Fair Value | $ / shares	45.39
Ending Balance | $ / shares	$ 35.33